Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 772,048	$ 693,781
Restricted Cash	1,327,463
Accounts Receivable	1,211,866	1,425,824
Advances to suppliers	4,069	66,638
Other Receivables and prepayments	55,526	59,682
Inventory	115,512	301,810
Total current assets	3,486,484	2,547,735
Property, plants and equipment, net	185,979	173,342
Intangible assets, net	22,780	24,005
Longterm prepaid expenses	(15,362)
Right-of-use assets	447,645	471,716
Total non-current assets	942,017	816,448
TOTAL ASSETS	4,428,501	3,364,183
Current liabilities:
Bank Loans	137,574	166,717
Accounts Payable-Trade	222,494	342,446
Customer Advances	285,265	310,548
Accrued expenses and other Payables	426,498	419,887
Operating lease payable, current	116,747	123,025
Total current liabilities	1,188,578	1,362,623
Note payable	1,319,487
Operating lease payable, non-current	303,431	319,748
TOTAL LIABILITIES	2,896,009	2,279,758
Commitments and contingencies
Equity
Ordinary shares		330
Additional Paid in Capital	877,742,498	877,742,498
Accumulated deficit	(876,019,100)	(876,517,003)
Accumulated other comprehensive loss	(176,551)	(100,955)
Etao’s shareholders’ equity	1,556,517	1,134,540
Non-controlling Interest	(24,025)	(50,115)
TOTAL EQUITY	1,532,492	1,084,425
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,428,501	3,364,183
Class A Ordinary Shares
Equity
Ordinary shares	9,670	9,670
Related Party
Current assets:
Related party receivable	300,975	147,385
Current liabilities:
Related party payable	$ 84,513	$ 597,387